Investment Strategy - State Street US Equity Premium Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) invests, under normal circumstances, 80% of the Fund's net assets (plus any borrowings for investment purposes) in a combination of equity securities of U.S. companies and investments that produce premium income. The Fund considers a company to be a U.S. company if it (i) generates at least 50% of its revenues or profits from business activities in the U.S., (ii) has at least 50% of its assets situated in the U.S., or (iii) has the principal trading market for its securities in the U.S. At times, the Fund's investments may be focused in one or more market sectors. As of February 28, 2026, a significant portion of the Fund comprised securities of companies in the technology sector, although this may change from time to time. The Fund will provide shareholders with at least sixty (60) days' notice prior to any change in its 80% investment policy.The Fund seeks to achieve its investment objective by (1) creating an actively managed portfolio of equity securities that primarily include common stocks of large and medium capitalization U.S. companies and (2) selling call options (a type of derivative instrument) to generate additional income, including call options on a U.S. large capitalization equity index, such as the S&P 500 Index, and call options on exchange-traded funds that seek to track a U.S. large capitalization equity index. Futures contracts (another type of derivative instrument) may also be used by the Fund for investment purposes and in managing cash flows.When creating the Fund's portfolio of equity securities, the Adviser utilizes fundamental company research, involving analysis of financial statements and other information about a company. The Adviser primarily seeks to identify securities of large and medium sized companies (companies with market capitalizations of $2 billion or more) that the Adviser believes have desirable characteristics for the Fund, such as:•low valuations in relation to their peers, the market, their historical valuations, or their growth rate potential;•appropriate capital structures, including appropriate levels of debt and financial leverage under the circumstances; and/or•high quality management focused on generating shareholder value.The Adviser may consider selling a security when one of these characteristics no longer applies, when the Adviser believes the valuation has become excessive, or when more attractive alternatives are identified.With respect to the call option portion of the strategy, the Fund will systematically sell (write) call option contracts that have an expiration date of less than one year (typically, approximately one month), with an objective of generating incremental income. Listed options or Flexible Exchange Options (“FLEX Options”) may be utilized. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Option terms that can be customized include exercise price, exercise styles, and expiration dates. When the Fund sells a call option, the purchaser pays the Fund a premium in exchange for the right to purchase the asset underlying the option at a specified price (the “strike price”) within a specified time period or at a specified future date. The Fund assumes the risk of an increase in the market price of the underlying asset above the strike price of the option. The Fund seeks to optimize the return from its use of call options by setting strike prices based on the Adviser's view of the current levels of market risk. The Adviser assesses market risk utilizing a proprietary investor risk aversion signal that considers factors including, but not limited to, implied market volatility, risk asset demand and the spread between positive and negative market sentiment. The Fund seeks to sell options with a strike price close or equal to the value of the asset underlying the option in higher market risk environments and seeks to sell options with a strike price further above the current value of the asset underlying the option in lower market risk environments.The Adviser will seek to “ladder” the Fund's written call option positions. “Laddering” is an investment technique that utilizes multiple option positions over multiple expiration dates to reduce the risk of a concentrated exposure to a single option expiration and to create more opportunities to roll option positions (i.e., one option position expires and a new option position is opened in the same underlying security) during extended periods of market appreciation. In this regard, the Adviser expects to write frequent, short-dated call options with one-month expirations in tranches, with such expirations being staggered approximately once every week. As an option on an underlying asset held by the Fund nears expiration, they are generally closed out and replaced by another option with a later expiration (commonly referred to as “rolling the option”).